WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 39.6%
COMMUNICATION SERVICES - 5.4%
Diversified Telecommunication Services - 1.8%
AT&T Inc., Senior Notes	2.300%	6/1/27	50,000	$45,642
AT&T Inc., Senior Notes	1.650%	2/1/28	40,000	34,605
AT&T Inc., Senior Notes	2.550%	12/1/33	40,000	32,449
AT&T Inc., Senior Notes	5.350%	9/1/40	20,000	19,750
AT&T Inc., Senior Notes	5.550%	8/15/41	10,000	10,281
AT&T Inc., Senior Notes	4.350%	6/15/45	19,000	16,588
AT&T Inc., Senior Notes	3.300%	2/1/52	20,000	14,679
AT&T Inc., Senior Notes	3.500%	9/15/53	50,000	37,900
AT&T Inc., Senior Notes	3.550%	9/15/55	37,000	27,722
AT&T Inc., Senior Notes	3.650%	9/15/59	20,000	14,979
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	40,000	35,529
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	40,000	36,368
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	60,000	48,193
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	100,000	85,501
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	154,000	127,687
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	350,000	341,234
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	30,000	31,083
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	20,000	14,671
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	10,000	8,140

Total Diversified Telecommunication Services				983,001

Entertainment - 0.4%
Magallanes Inc., Senior Notes	3.755%	3/15/27	20,000	18,760	(a)
Magallanes Inc., Senior Notes	4.054%	3/15/29	10,000	9,160	(a)
Magallanes Inc., Senior Notes	4.279%	3/15/32	100,000	89,374	(a)
Magallanes Inc., Senior Notes	5.050%	3/15/42	10,000	8,508	(a)
Magallanes Inc., Senior Notes	5.141%	3/15/52	100,000	83,935	(a)

Total Entertainment				209,737

Interactive Media & Services - 0.0%††
Alphabet Inc., Senior Notes	1.100%	8/15/30	30,000	24,622

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2022 Quarterly Report	1

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - 2.1%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	10,000	$8,303	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	2/1/31	218,000	177,670	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	30,000	24,564	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	100,000	80,970
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	80,000	80,186
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	100,000	96,246
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	2.800%	4/1/31	180,000	144,154
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	80,000	71,106
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	40,000	27,758
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	10,000	7,924
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	30,000	25,482
Comcast Corp., Senior Notes	3.150%	3/1/26	20,000	19,467
Comcast Corp., Senior Notes	3.300%	4/1/27	50,000	48,443
Comcast Corp., Senior Notes	4.250%	10/15/30	90,000	88,736
Comcast Corp., Senior Notes	3.750%	4/1/40	20,000	17,529
Comcast Corp., Senior Notes	4.000%	8/15/47	10,000	8,648
Comcast Corp., Senior Notes	3.969%	11/1/47	20,000	17,294
Comcast Corp., Senior Notes	3.450%	2/1/50	10,000	7,954
Comcast Corp., Senior Notes	2.800%	1/15/51	120,000	84,901
DISH DBS Corp., Senior Notes	5.875%	11/15/24	160,000	134,800
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	10,000	10,013

Total Media				1,182,148

See Notes to Schedule of Investments.

2	Western Asset Total Return ETF 2022 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - 1.1%
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	200,000	$154,230	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	50,000	60,174
Sprint Corp., Senior Notes	7.875%	9/15/23	20,000	20,616
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	10,000	8,999
T-Mobile USA Inc., Senior Secured Notes	3.500%	4/15/25	50,000	48,902
T-Mobile USA Inc., Senior Secured Notes	3.750%	4/15/27	10,000	9,629
T-Mobile USA Inc., Senior Secured Notes	3.875%	4/15/30	30,000	27,997
T-Mobile USA Inc., Senior Secured Notes	2.550%	2/15/31	40,000	33,658
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	200,000	161,570	(a)
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	60,000	59,723

Total Wireless Telecommunication Services				585,498

TOTAL COMMUNICATION SERVICES				2,985,006

CONSUMER DISCRETIONARY - 4.0%
Automobiles - 1.2%
Ford Motor Co., Senior Notes	3.250%	2/12/32	190,000	142,101
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	200,000	162,051
General Motors Co., Senior Notes	5.400%	10/2/23	20,000	20,299
General Motors Co., Senior Notes	6.125%	10/1/25	100,000	103,374
General Motors Co., Senior Notes	5.950%	4/1/49	10,000	9,286
General Motors Financial Co. Inc., Senior Notes	3.100%	1/12/32	20,000	16,075
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	240,000	220,260	(a)

Total Automobiles				673,446

Hotels, Restaurants & Leisure - 1.3%
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	40,000	37,784
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	160,000	142,740
McDonald’s Corp., Senior Notes	3.500%	3/1/27	10,000	9,802
McDonald’s Corp., Senior Notes	3.800%	4/1/28	50,000	48,994
McDonald’s Corp., Senior Notes	4.450%	9/1/48	70,000	64,771
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	130,000	102,036	(a)
Sands China Ltd., Senior Notes	5.125%	8/8/25	200,000	167,726
Sands China Ltd., Senior Notes	2.550%	3/8/27	200,000	145,600	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	20,000	16,070	(a)

Total Hotels, Restaurants & Leisure				735,523

Household Durables - 0.1%
Lennar Corp., Senior Notes	4.500%	4/30/24	30,000	29,931
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	10,000	8,169

Total Household Durables				38,100

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2022 Quarterly Report	3

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Internet & Direct Marketing Retail - 1.2%
Amazon.com Inc., Senior Notes	3.450%	4/13/29	30,000	$29,162
Amazon.com Inc., Senior Notes	1.500%	6/3/30	10,000	8,309
Amazon.com Inc., Senior Notes	3.600%	4/13/32	10,000	9,629
Amazon.com Inc., Senior Notes	3.875%	8/22/37	160,000	151,666
Amazon.com Inc., Senior Notes	4.050%	8/22/47	60,000	56,160
Amazon.com Inc., Senior Notes	3.100%	5/12/51	30,000	23,624
Prosus NV, Senior Notes	3.061%	7/13/31	200,000	147,243	(a)
Prosus NV, Senior Notes	3.832%	2/8/51	400,000	241,017	(a)

Total Internet & Direct Marketing Retail				666,810

Multiline Retail - 0.0%††
Target Corp., Senior Notes	2.250%	4/15/25	20,000	19,306

Specialty Retail - 0.1%
Home Depot Inc., Senior Notes	2.700%	4/15/30	10,000	9,071
Home Depot Inc., Senior Notes	3.350%	4/15/50	50,000	40,600

Total Specialty Retail				49,671

Textiles, Apparel & Luxury Goods - 0.1%
NIKE Inc., Senior Notes	2.750%	3/27/27	40,000	38,493

TOTAL CONSUMER DISCRETIONARY				2,221,349

CONSUMER STAPLES - 2.0%
Beverages - 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	50,000	49,187
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	40,000	39,487
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	10,000	10,174
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	10,000	8,978
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.439%	10/6/48	30,000	26,312
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	10,000	10,213
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.500%	6/1/50	20,000	17,979
Coca-Cola Co., Senior Notes	3.375%	3/25/27	20,000	19,830
Coca-Cola Co., Senior Notes	1.450%	6/1/27	10,000	9,050
Constellation Brands Inc., Senior Notes	3.600%	5/9/24	20,000	19,925
Constellation Brands Inc., Senior Notes	4.350%	5/9/27	30,000	29,745
PepsiCo Inc., Senior Notes	2.625%	3/19/27	60,000	57,573
PepsiCo Inc., Senior Notes	1.625%	5/1/30	30,000	25,439

Total Beverages				323,892

See Notes to Schedule of Investments.

4	Western Asset Total Return ETF 2022 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food & Staples Retailing - 0.0%††
Walmart Inc., Senior Notes	1.500%	9/22/28	10,000	$8,770
Walmart Inc., Senior Notes	1.800%	9/22/31	10,000	8,490

Total Food & Staples Retailing				17,260

Food Products - 0.4%
Hershey Co., Senior Notes	0.900%	6/1/25	10,000	9,260
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	10,000	9,509
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	20,000	18,272
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	50,000	41,670
Kraft Heinz Foods Co., Senior Notes	4.875%	10/1/49	30,000	26,497
Mars Inc., Senior Notes	2.700%	4/1/25	20,000	19,537	(a)
Mars Inc., Senior Notes	3.200%	4/1/30	30,000	27,858	(a)
Mars Inc., Senior Notes	3.200%	4/1/30	10,000	9,286	(b)
Mondelez International Inc., Senior Notes	1.500%	5/4/25	40,000	37,343

Total Food Products				199,232

Household Products - 0.1%
Procter & Gamble Co., Senior Notes	2.800%	3/25/27	10,000	9,673
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	30,000	28,305

Total Household Products				37,978

Tobacco - 0.9%
Altria Group Inc., Senior Notes	5.375%	1/31/44	10,000	8,501
Altria Group Inc., Senior Notes	3.875%	9/16/46	30,000	20,181
Altria Group Inc., Senior Notes	5.950%	2/14/49	180,000	157,727
Altria Group Inc., Senior Notes	6.200%	2/14/59	4,000	3,635
BAT Capital Corp., Senior Notes	3.557%	8/15/27	70,000	64,039
BAT Capital Corp., Senior Notes	3.734%	9/25/40	30,000	21,036
BAT Capital Corp., Senior Notes	4.540%	8/15/47	80,000	58,656
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	140,000	139,893
Philip Morris International Inc., Senior Notes	1.125%	5/1/23	30,000	29,432
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	20,000	16,384

Total Tobacco				519,484

TOTAL CONSUMER STAPLES				1,097,846

ENERGY - 6.1%
Energy Equipment & Services - 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	2,000	1,980

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2022 Quarterly Report	5

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - 6.1%
BP Capital Markets America Inc., Senior Notes	3.790%	2/6/24	10,000	$10,041
BP Capital Markets America Inc., Senior Notes	3.937%	9/21/28	60,000	58,674
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	60,000	56,764
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	60,000	52,838	(a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	60,000	51,343	(a)
Cheniere Energy Inc., Senior Secured Notes	4.625%	10/15/28	30,000	27,017
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	10,000	7,875	(a)
Chevron Corp., Senior Notes	1.554%	5/11/25	50,000	47,410
Chevron Corp., Senior Notes	2.236%	5/11/30	20,000	17,552
Continental Resources Inc., Senior Notes	4.500%	4/15/23	20,000	20,069
Continental Resources Inc., Senior Notes	2.268%	11/15/26	20,000	17,735	(a)
Continental Resources Inc., Senior Notes	5.750%	1/15/31	50,000	48,347	(a)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	30,000	23,619
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	90,000	86,291	(a)
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	100,000	98,086	(a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	110,000	114,495
Devon Energy Corp., Senior Notes	5.000%	6/15/45	170,000	157,647
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	30,000	27,479
Ecopetrol SA, Senior Notes	5.875%	5/28/45	190,000	129,074
Energy Transfer LP, Junior Subordinated Notes (6.250% to 2/15/23 then 3 mo. USD LIBOR + 4.028%)	6.250%	2/15/23	10,000	7,496	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	20,000	17,678	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	10,000	8,344	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	30,000	25,745	(c)(d)
Energy Transfer LP, Senior Notes	2.900%	5/15/25	70,000	66,534
Energy Transfer LP, Senior Notes	4.950%	6/15/28	10,000	9,854
Energy Transfer LP, Senior Notes	5.250%	4/15/29	10,000	9,905
Energy Transfer LP, Senior Notes	3.750%	5/15/30	20,000	18,024
Energy Transfer LP, Senior Notes	6.250%	4/15/49	60,000	58,159
Energy Transfer LP, Senior Notes	5.000%	5/15/50	60,000	51,057
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	70,000	68,385
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	30,000	26,264

See Notes to Schedule of Investments.

6	Western Asset Total Return ETF 2022 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	130,000	$101,586
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	10,000	7,894	(d)
EOG Resources Inc., Senior Notes	4.375%	4/15/30	30,000	30,119
EOG Resources Inc., Senior Notes	3.900%	4/1/35	40,000	36,916
EOG Resources Inc., Senior Notes	4.950%	4/15/50	10,000	10,329
EQM Midstream Partners LP, Senior Notes	6.000%	7/1/25	70,000	67,108	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	175,000	162,853
EQT Corp., Senior Notes	5.000%	1/15/29	20,000	19,362
EQT Corp., Senior Notes	3.625%	5/15/31	40,000	34,562	(a)
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	50,000	49,229
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	40,000	38,362
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	30,000	24,509
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	20,000	19,456
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	20,000	18,836
Kinder Morgan Inc., Senior Notes	5.050%	2/15/46	20,000	17,896
Kinder Morgan Inc., Senior Notes	5.200%	3/1/48	50,000	45,674
MPLX LP, Senior Notes	4.875%	6/1/25	90,000	90,428
MPLX LP, Senior Notes	4.800%	2/15/29	40,000	39,333
MPLX LP, Senior Notes	4.500%	4/15/38	70,000	61,374
MPLX LP, Senior Notes	5.500%	2/15/49	10,000	9,275
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	110,000	116,820
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	60,000	46,583
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	10,000	9,102	(a)
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	200,000	193,946
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	60,000	49,400
Shell International Finance BV, Senior Notes	4.375%	5/11/45	50,000	46,486
Southwestern Energy Co., Senior Notes	5.375%	3/15/30	10,000	9,200
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	10,000	8,545
Targa Resources Corp., Senior Notes	5.200%	7/1/27	20,000	20,087	(e)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	10,000	9,520
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	20,000	20,410

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2022 Quarterly Report	7

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	50,000	$45,580
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	10,000	8,638	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	140,000	154,602
Western Midstream Operating LP, Senior Notes	3.600%	2/1/25	40,000	36,850
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	10,000	9,050
Western Midstream Operating LP, Senior Notes	4.550%	2/1/30	30,000	25,950
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	80,000	65,200
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 1.850%)	2.621%	1/13/23	10,000	9,950	(d)
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	80,000	93,687
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	40,000	49,868

Total Oil, Gas & Consumable Fuels				3,334,376

TOTAL ENERGY				3,336,356

FINANCIALS - 11.6%
Banks - 8.1%
Bank of America Corp., Senior Notes	5.000%	1/21/44	50,000	49,112
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	160,000	131,970	(d)
Bank of America Corp., Senior Notes (2.687% to 4/22/31 then SOFR + 1.320%)	2.687%	4/22/32	320,000	268,646	(d)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	60,000	51,115	(d)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. USD LIBOR + 1.520%)	4.330%	3/15/50	20,000	17,961	(d)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	40,000	39,379	(d)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	160,000	160,306
Bank of Montreal, Senior Notes	1.850%	5/1/25	40,000	37,839
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	20,000	18,556

See Notes to Schedule of Investments.

8	Western Asset Total Return ETF 2022 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	50,000	$45,968	(d)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	200,000	199,747	(a)(d)
Canadian Imperial Bank of Commerce, Senior Notes	0.950%	6/23/23	30,000	29,133
Citigroup Inc., Senior Notes	8.125%	7/15/39	120,000	156,104
Citigroup Inc., Senior Notes (1.678% to 5/15/23 then SOFR + 1.667%)	1.678%	5/15/24	50,000	48,994	(d)
Citigroup Inc., Senior Notes (2.520% to 11/3/31 then SOFR + 1.177%)	2.520%	11/3/32	130,000	105,476	(d)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	90,000	81,089	(d)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. USD LIBOR + 1.338%)	3.980%	3/20/30	60,000	56,116	(d)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	60,000	57,304	(d)
Citigroup Inc., Senior Notes (4.658% to 5/24/27 then SOFR + 1.887%)	4.658%	5/24/28	30,000	29,769	(d)
Citigroup Inc., Senior Notes (4.910% to 5/24/32 then SOFR + 2.086%)	4.910%	5/24/33	20,000	19,735	(d)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	50,000	49,925
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	60,000	61,642
Cooperatieve Rabobank UA, Senior Notes (1.339% to 6/24/25 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.339%	6/24/26	250,000	228,033	(a)(d)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	250,000	229,910	(a)(d)
Danske Bank A/S, Senior Notes (3.773% to 3/28/24 then 1 year Treasury Constant Maturity Rate + 1.450%)	3.773%	3/28/25	250,000	245,879	(a)(d)
Fifth Third Bancorp, Senior Notes	3.650%	1/25/24	10,000	9,958
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	200,000	184,732	(d)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	200,000	200,008	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	200,000	199,121	(a)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	30,000	28,052	(d)
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	80,000	66,467	(d)

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2022 Quarterly Report	9

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
JPMorgan Chase & Co., Senior Notes (2.580% to 4/22/31 then SOFR + 1.250%)	2.580%	4/22/32	50,000	$42,070	(d)
JPMorgan Chase & Co., Senior Notes (2.739% to 10/15/29 then SOFR + 1.510%)	2.739%	10/15/30	130,000	113,425	(d)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	10,000	9,966	(d)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	60,000	58,434	(d)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	60,000	57,259
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	200,000	194,331
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	20,000	18,503
Toronto-Dominion Bank, Senior Notes	0.750%	6/12/23	30,000	29,171
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	40,000	36,904
US Bancorp, Senior Notes	1.450%	5/12/25	70,000	65,598
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	50,000	47,177
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	50,000	48,333
Wells Fargo & Co., Senior Notes (1.654% to 6/2/23 then SOFR + 1.600%)	1.654%	6/2/24	40,000	39,067	(d)
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	30,000	28,067	(d)
Wells Fargo & Co., Senior Notes (2.879% to 10/30/29 then SOFR + 1.432%)	2.879%	10/30/30	150,000	131,906	(d)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	30,000	26,624	(d)
Wells Fargo & Co., Senior Notes (3.584% to 5/22/27 then 3 mo. USD LIBOR + 1.310%)	3.584%	5/22/28	100,000	94,871	(d)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	220,000	215,776	(d)
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	110,000	100,700

Total Banks				4,466,228

Capital Markets - 2.2%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	30,000	28,236
Credit Suisse Group AG, Senior Notes (2.193% to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	250,000	226,586	(a)(d)
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	80,000	80,172
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	60,000	58,815

See Notes to Schedule of Investments.

10	Western Asset Total Return ETF 2022 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	280,000	$230,730	(d)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	20,000	18,928	(d)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	10,000	9,612	(d)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	100,000	94,983
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	40,000	37,446	(d)
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	160,000	132,201	(d)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. USD LIBOR + 1.628%)	4.431%	1/23/30	50,000	48,581	(d)
Morgan Stanley, Subordinated Notes (2.484% to 9/16/31 then SOFR + 1.360%)	2.484%	9/16/36	30,000	23,068	(d)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	200,000	194,825	(a)(c)(d)

Total Capital Markets				1,184,183

Consumer Finance - 0.1%
American Express Co., Senior Notes	4.050%	5/3/29	70,000	68,631

Diversified Financial Services - 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	200,000	174,153
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	150,000	126,348
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	150,000	150,283
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	90,000	89,269	(a)

Total Diversified Financial Services				540,053

Insurance - 0.2%
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	50,000	46,051
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	20,000	18,462	(a)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	40,000	36,851	(a)

Total Insurance				101,364

TOTAL FINANCIALS				6,360,459

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2022 Quarterly Report	11

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
HEALTH CARE - 3.0%
Biotechnology - 0.7%
AbbVie Inc., Senior Notes	3.750%	11/14/23	10,000	$10,026
AbbVie Inc., Senior Notes	2.600%	11/21/24	100,000	96,796
AbbVie Inc., Senior Notes	3.200%	11/21/29	170,000	156,390
AbbVie Inc., Senior Notes	4.750%	3/15/45	60,000	56,420
AbbVie Inc., Senior Notes	4.875%	11/14/48	10,000	9,583
AbbVie Inc., Senior Notes	4.250%	11/21/49	40,000	35,509
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	30,000	29,461

Total Biotechnology				394,185

Health Care Equipment & Supplies - 0.1%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	30,000	30,156

Health Care Providers & Services - 1.3%
Centene Corp., Senior Notes	4.625%	12/15/29	20,000	18,650
Centene Corp., Senior Notes	3.375%	2/15/30	20,000	16,961
Cigna Corp., Senior Notes	3.750%	7/15/23	4,000	4,009
Cigna Corp., Senior Notes	4.125%	11/15/25	30,000	30,033
Cigna Corp., Senior Notes	4.375%	10/15/28	10,000	9,923
Cigna Corp., Senior Notes	4.800%	8/15/38	60,000	58,361
Cigna Corp., Senior Notes	4.900%	12/15/48	20,000	19,197
CVS Health Corp., Senior Notes	3.625%	4/1/27	10,000	9,741
CVS Health Corp., Senior Notes	1.875%	2/28/31	10,000	8,008
CVS Health Corp., Senior Notes	2.125%	9/15/31	40,000	32,443
CVS Health Corp., Senior Notes	2.700%	8/21/40	80,000	57,758
CVS Health Corp., Senior Notes	5.050%	3/25/48	60,000	57,435
Elevance Health Inc., Senior Notes	3.650%	12/1/27	40,000	38,929
Elevance Health Inc., Senior Notes	4.550%	5/15/52	10,000	9,405
HCA Inc., Senior Notes	5.625%	9/1/28	40,000	39,348
HCA Inc., Senior Notes	3.500%	9/1/30	50,000	42,535
Humana Inc., Senior Notes	4.500%	4/1/25	10,000	10,072
Humana Inc., Senior Notes	3.125%	8/15/29	60,000	54,216
Humana Inc., Senior Notes	2.150%	2/3/32	10,000	8,097
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	20,000	19,892
UnitedHealth Group Inc., Senior Notes	4.000%	5/15/29	50,000	49,525
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	10,000	8,569
UnitedHealth Group Inc., Senior Notes	2.300%	5/15/31	10,000	8,661
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	20,000	19,984
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	30,000	32,840

See Notes to Schedule of Investments.

12	Western Asset Total Return ETF 2022 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	40,000	$29,957
UnitedHealth Group Inc., Senior Notes	3.250%	5/15/51	20,000	15,693

Total Health Care Providers & Services				710,242

Pharmaceuticals - 0.9%
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	24,000	23,167
Bristol-Myers Squibb Co., Senior Notes	4.250%	10/26/49	40,000	37,563
Johnson & Johnson, Senior Notes	0.950%	9/1/27	30,000	26,470
Johnson & Johnson, Senior Notes	3.625%	3/3/37	30,000	28,426
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	30,000	24,926
Merck & Co. Inc., Senior Notes	2.750%	12/10/51	30,000	22,154
Pfizer Inc., Senior Notes	0.800%	5/28/25	30,000	27,932
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	100,000	98,500
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	240,000	196,800

Total Pharmaceuticals				485,938

TOTAL HEALTH CARE				1,620,521

INDUSTRIALS - 3.6%
Aerospace & Defense - 1.6%
Boeing Co., Senior Notes	1.433%	2/4/24	60,000	57,314
Boeing Co., Senior Notes	4.875%	5/1/25	50,000	49,815
Boeing Co., Senior Notes	2.196%	2/4/26	110,000	99,150
Boeing Co., Senior Notes	3.200%	3/1/29	50,000	43,264
Boeing Co., Senior Notes	5.150%	5/1/30	40,000	38,395
Boeing Co., Senior Notes	3.250%	2/1/35	140,000	105,933
Boeing Co., Senior Notes	3.550%	3/1/38	10,000	7,283
Boeing Co., Senior Notes	5.705%	5/1/40	50,000	46,638
Boeing Co., Senior Notes	5.805%	5/1/50	70,000	64,293
Boeing Co., Senior Notes	5.930%	5/1/60	40,000	36,417
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	50,000	49,178
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	30,000	29,604
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	50,000	46,638
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	80,000	76,042
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	40,000	42,347
Raytheon Technologies Corp., Senior Notes	2.250%	7/1/30	90,000	77,587

Total Aerospace & Defense				869,898

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2022 Quarterly Report	13

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - 1.2%
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	390,000	$394,754	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	70,000	66,120	(a)
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	10,000	8,962	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	40,000	39,312	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	22,000	22,578	(a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	30,000	26,435	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	120,000	101,792	(a)

Total Airlines				659,953

Building Products - 0.0%††
Carrier Global Corp., Senior Notes	2.722%	2/15/30	20,000	17,269

Commercial Services & Supplies - 0.1%
Cintas Corp. No 2, Senior Notes	4.000%	5/1/32	30,000	29,462
Republic Services Inc., Senior Notes	2.500%	8/15/24	10,000	9,683

Total Commercial Services & Supplies				39,145

Electrical Equipment - 0.1%
Eaton Corp., Senior Notes	2.750%	11/2/22	50,000	49,966
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	10,000	8,119	(a)

Total Electrical Equipment				58,085

Industrial Conglomerates - 0.2%
3M Co., Senior Notes	3.050%	4/15/30	40,000	37,312
3M Co., Senior Notes	3.700%	4/15/50	50,000	42,842
General Electric Co., Senior Notes	6.750%	3/15/32	6,000	6,712

Total Industrial Conglomerates				86,866

Machinery - 0.0%††
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	20,000	18,940

Road & Rail - 0.3%
Burlington Northern Santa Fe LLC, Senior Notes	2.875%	6/15/52	40,000	29,868
Canadian Pacific Railway Co., Senior Notes	3.000%	12/2/41	20,000	15,644
Canadian Pacific Railway Co., Senior Notes	3.100%	12/2/51	30,000	22,097
Union Pacific Corp., Senior Notes	2.150%	2/5/27	10,000	9,265
Union Pacific Corp., Senior Notes	2.891%	4/6/36	30,000	24,799
Union Pacific Corp., Senior Notes	3.839%	3/20/60	30,000	25,041
Union Pacific Corp., Senior Notes	3.750%	2/5/70	20,000	15,868

Total Road & Rail				142,582

See Notes to Schedule of Investments.

14	Western Asset Total Return ETF 2022 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Trading Companies & Distributors - 0.1%
Air Lease Corp., Senior Notes	3.375%	7/1/25	30,000	$28,250
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	10,000	8,088	(a)
United Rentals North America Inc., Senior Notes	3.750%	1/15/32	30,000	24,631

Total Trading Companies & Distributors				60,969

TOTAL INDUSTRIALS				1,953,707

INFORMATION TECHNOLOGY - 1.5%
IT Services - 0.2%
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	30,000	28,300
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	40,000	34,338
Visa Inc., Senior Notes	2.700%	4/15/40	35,000	28,141
Visa Inc., Senior Notes	4.300%	12/14/45	40,000	39,513

Total IT Services				130,292

Semiconductors & Semiconductor Equipment - 0.5%
Broadcom Inc., Senior Notes	3.137%	11/15/35	140,000	106,314	(a)
Intel Corp., Senior Notes	1.600%	8/12/28	30,000	26,258
Intel Corp., Senior Notes	4.750%	3/25/50	20,000	19,616
Intel Corp., Senior Notes	3.050%	8/12/51	10,000	7,445
NVIDIA Corp., Senior Notes	3.500%	4/1/40	60,000	52,520
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	40,000	38,023

Total Semiconductors & Semiconductor Equipment				250,176

Software - 0.7%
Microsoft Corp., Senior Notes	3.300%	2/6/27	130,000	129,146
Oracle Corp., Senior Notes	1.650%	3/25/26	110,000	98,533
Oracle Corp., Senior Notes	2.875%	3/25/31	70,000	57,674
Salesforce Inc., Senior Notes	1.500%	7/15/28	30,000	26,202
Workday Inc., Senior Notes	3.500%	4/1/27	20,000	19,126
Workday Inc., Senior Notes	3.700%	4/1/29	30,000	28,062
Workday Inc., Senior Notes	3.800%	4/1/32	20,000	18,273

Total Software				377,016

Technology Hardware, Storage & Peripherals - 0.1%
Apple Inc., Senior Notes	1.125%	5/11/25	30,000	28,160
Apple Inc., Senior Notes	2.450%	8/4/26	60,000	57,392

Total Technology Hardware, Storage & Peripherals				85,552

TOTAL INFORMATION TECHNOLOGY				843,036

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2022 Quarterly Report	15

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MATERIALS - 1.9%
Chemicals - 0.3%
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	200,000	$160,500	(a)

Containers & Packaging - 0.1%
Ball Corp., Senior Notes	3.125%	9/15/31	30,000	24,199

Metals & Mining - 1.1%
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	200,000	190,136	(a)
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	50,000	52,040
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	30,000	30,838
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	100,000	99,511
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	20,000	18,556
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	105,000	97,130
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	10,000	9,950	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	50,000	48,078	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	80,000	75,648	(a)

Total Metals & Mining				621,887

Paper & Forest Products - 0.4%
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	10,000	8,075
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	310,000	233,381

Total Paper & Forest Products				241,456

TOTAL MATERIALS				1,048,042

UTILITIES - 0.5%
Electric Utilities - 0.5%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	210,000	177,859	(a)
Duke Energy Ohio Inc., Secured Bonds	3.650%	2/1/29	100,000	95,486

TOTAL UTILITIES				273,345

TOTAL CORPORATE BONDS & NOTES (Cost - $24,628,546)				21,739,667

MORTGAGE-BACKED SECURITIES - 22.7%
FHLMC - 3.8%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	1/1/38- 5/1/50	271,307	265,957
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	9/1/41- 3/1/51	386,587	341,627
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	10/1/41	37,981	32,520
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	5/1/47- 7/1/49	82,521	84,113

See Notes to Schedule of Investments.

16	Western Asset Total Return ETF 2022 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FHLMC - (continued)
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	3/1/48- 7/1/49	453,085	$454,202
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	11/1/49	113,731	118,099
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	2/1/50	122,562	115,355
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	11/1/50- 1/1/51	245,614	223,136
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.619%)	2.874%	11/1/47	68,710	67,913	(d)
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.621%)	3.083%	2/1/50	82,614	81,823	(d)
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.628%)	3.007%	11/1/48	152,644	150,280	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	10/1/46- 5/1/47	121,745	115,799

Total FHLMC				2,050,824

FNMA - 15.5%
Federal National Mortgage Association (FNMA)	3.160%	5/1/29	9,593	9,388
Federal National Mortgage Association (FNMA)	2.930%	6/1/30	19,243	18,366
Federal National Mortgage Association (FNMA)	2.149%	2/1/32	19,948	17,646	(d)
Federal National Mortgage Association (FNMA)	3.500%	12/1/34- 5/1/52	702,088	686,547
Federal National Mortgage Association (FNMA)	2.790%	1/1/35	49,429	45,258	(d)
Federal National Mortgage Association (FNMA)	3.000%	7/1/35- 5/1/52	1,415,515	1,352,143
Federal National Mortgage Association (FNMA)	2.500%	9/1/36- 7/1/61	1,764,744	1,601,242
Federal National Mortgage Association (FNMA)	2.000%	3/1/41- 3/1/51	479,937	423,897
Federal National Mortgage Association (FNMA)	6.000%	7/1/41	34,727	37,700
Federal National Mortgage Association (FNMA)	4.500%	2/1/48- 1/1/59	72,438	74,575
Federal National Mortgage Association (FNMA)	4.000%	9/1/48- 1/1/49	440,172	441,412
Federal National Mortgage Association (FNMA)	2.500%	7/1/51- 8/1/52	900,000	809,107	(f)

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2022 Quarterly Report	17

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	3.500%	7/1/51	300,000	$288,492	(f)
Federal National Mortgage Association (FNMA)	4.000%	7/1/51	200,000	197,215	(f)
Federal National Mortgage Association (FNMA)	4.500%	7/1/51- 9/1/51	800,000	801,690	(f)
Federal National Mortgage Association (FNMA)	5.000%	7/1/51	100,000	102,062	(f)
Federal National Mortgage Association (FNMA)	2.000%	7/1/52- 8/15/52	1,300,000	1,127,297	(f)
Federal National Mortgage Association (FNMA)	3.000%	7/1/52	500,000	465,586	(f)

Total FNMA				8,499,623

GNMA - 3.4%
Government National Mortgage Association (GNMA)	3.000%	10/15/42	50,149	48,019
Government National Mortgage Association (GNMA) II	3.500%	2/20/46- 1/20/50	357,920	350,909
Government National Mortgage Association (GNMA) II	3.000%	11/20/46- 2/20/50	544,585	523,240
Government National Mortgage Association (GNMA) II	4.500%	4/20/48- 4/20/50	387,522	395,477
Government National Mortgage Association (GNMA) II	5.000%	11/20/48	29,277	30,153
Government National Mortgage Association (GNMA) II	4.000%	4/20/50	41,816	42,737
Government National Mortgage Association (GNMA) II	4.000%	7/1/51	400,000	398,242	(f)
Government National Mortgage Association (GNMA) II	3.500%	8/1/51	100,000	97,008	(f)

Total GNMA				1,885,785

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $13,073,527)				12,436,232

COLLATERALIZED MORTGAGE OBLIGATIONS(g) - 11.7%
Alternative Loan Trust, 2005-81 A1 (1 mo. USD LIBOR + 0.560%)	2.184%	2/25/37	141,765	115,544	(d)
BWAY Mortgage Trust, 2015-1740 E	4.806%	1/10/35	500,000	422,533	(a)(d)
BX Commercial Mortgage Trust, 2019-IMC F (1 mo. USD LIBOR + 2.900%)	4.224%	4/15/34	300,000	278,214	(a)(d)
Cold Storage Trust, 2020-ICE5 A (1 mo. USD LIBOR + 0.900%)	2.224%	11/15/37	501,325	488,731	(a)(d)

See Notes to Schedule of Investments.

18	Western Asset Total Return ETF 2022 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - (continued)
CSAIL Commercial Mortgage Trust, 2021-C20 A3	2.805%	3/15/54	240,000	$211,721
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	260,000	230,686	(a)
CSMC Trust, 2021-NQM6 A3	1.585%	7/25/66	209,581	173,023	(a)(d)
DBJPM Mortgage Trust, 2016-C3 A5	2.890%	8/10/49	160,000	151,674
Deephaven Residential Mortgage Trust, 2022-1 A2	2.961%	1/25/67	240,000	206,848	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	72,136	10,217
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	84,873	13,323
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	89,169	12,495
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5140 NI, IO	2.500%	5/25/49	95,323	13,542
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-1 M	4.750%	5/25/57	550,000	525,655	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-1 M	4.250%	8/25/59	640,000	568,847	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2022-R07 1M1 (30 Day Average SOFR + 2.950%)	3.876%	6/25/42	110,000	110,258	(a)(d)(e)
Federal National Mortgage Association (FNMA) - CAS, 2014-C01 M2 (1 mo. USD LIBOR + 4.400%)	6.024%	1/25/24	43,779	44,773	(d)
Federal National Mortgage Association (FNMA) - CAS, 2014-C02 1M2 (1 mo. USD LIBOR + 2.600%)	4.224%	5/25/24	93,895	93,536	(d)
Federal National Mortgage Association (FNMA) - CAS, 2015-C03 1M2 (1 mo. USD LIBOR + 5.000%)	6.624%	7/25/25	20,071	20,297	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2017-C05 1M2 (1 mo. USD LIBOR + 2.200%)	3.824%	1/25/30	69,237	69,537	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2018-C01 1B1 (1 mo. USD LIBOR + 3.550%)	5.174%	7/25/30	230,000	227,140	(a)(d)

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2022 Quarterly Report	19

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - (continued)
Federal National Mortgage Association (FNMA) - CAS, 2018-C03 1B1 (1 mo. USD LIBOR + 3.750%)	5.374%	10/25/30	320,000	$312,823	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2019-R07 1M2 (1 mo. USD LIBOR + 2.100%)	3.724%	10/25/39	48,799	48,442	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2021-R03 1 M2 (30 Day Average SOFR + 1.650%)	2.576%	12/25/41	260,000	231,522	(a)(d)
Federal National Mortgage Association (FNMA) ACES, 2018-M9 APT2	3.225%	4/25/28	93,825	92,083	(d)
Federal National Mortgage Association (FNMA) REMIC, 2020-74 EI, IO	2.500%	10/25/50	82,065	13,392
Federal National Mortgage Association (FNMA) REMIC, 2020-89 DI, IO	2.500%	12/25/50	244,197	36,624
Federal National Mortgage Association (FNMA) REMIC, 2021-1 IG, IO	2.500%	2/25/51	177,543	28,573
Government National Mortgage Association (GNMA), 2013-50 IO, IO	0.067%	10/16/48	5,891,361	15,505	(d)
Government National Mortgage Association (GNMA), 2014-17 AM	3.335%	6/16/48	51,008	50,325	(d)
Government National Mortgage Association (GNMA), 2016-14 H	2.850%	3/16/57	281,316	260,083
Government National Mortgage Association (GNMA), 2020-103 AD	1.450%	1/16/63	62,392	52,333
Government National Mortgage Association (GNMA), 2020-123 NI, IO	2.500%	8/20/50	84,344	11,891
Government National Mortgage Association (GNMA), 2020-160 YI, IO	2.500%	10/20/50	176,825	25,506
Government National Mortgage Association (GNMA), 2020-181 WI, IO	2.000%	12/20/50	422,761	48,241
Government National Mortgage Association (GNMA), 2020-H13 FM (1 mo. USD LIBOR + 0.400%)	1.203%	8/20/70	195,428	193,602	(d)
Government National Mortgage Association (GNMA), 2022-3 IO, IO	0.640%	2/16/61	99,245	5,798	(d)
Government National Mortgage Association (GNMA), 2022-63 LM	3.500%	10/20/50	100,000	94,115
GS Mortgage Securities Corp. II, 2018-SRP5 C (1 mo. USD LIBOR + 4.000%)	5.574%	9/15/31	370,726	139,469	(a)(d)

See Notes to Schedule of Investments.

20	Western Asset Total Return ETF 2022 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - (continued)
Impac CMB Trust, 2005-7 A1 (1 mo. USD LIBOR + 0.520%)	2.144%	11/25/35	139,995		$126,733	(d)
IndyMac INDX Mortgage Loan Trust, 2005- AR10 A1 (1 mo. USD LIBOR + 0.520%)	2.144%	6/25/35	178,525		147,760	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-BKWD D (1 mo. USD LIBOR + 1.850%)	3.174%	9/15/29	400,000		382,707	(a)(d)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8 2A1A (1 mo. USD LIBOR + 0.580%)	2.204%	7/25/45	48,302		45,130	(d)
Wells Fargo Commercial Mortgage Trust, 2017-C41 B	4.188%	11/15/50	70,000		63,487	(d)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $7,297,671)					6,414,738

SOVEREIGN BONDS - 10.0%
Argentina - 0.1%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	4,443		1,010
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23 then 0.750%)	0.500%	7/9/30	145,500		34,147

Total Argentina					35,157

Brazil - 0.7%
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	550,000		392,249

Colombia - 0.4%
Colombia Government International Bond, Senior Notes	5.000%	6/15/45	330,000		220,539

Indonesia - 3.2%
Indonesia Treasury Bond	6.500%	2/15/31	25,858,000,000	IDR	1,655,884
Indonesia Treasury Bond	6.375%	4/15/32	959,000,000	IDR	60,435
Indonesia Treasury Bond	7.500%	6/15/35	330,000,000	IDR	22,262

Total Indonesia					1,738,581

Kenya - 0.2%
Republic of Kenya Government International Bond, Senior Notes	6.300%	1/23/34	200,000		124,228	(a)

Mexico - 4.0%
Mexican Bonos, Senior Notes	7.750%	11/13/42	41,590,000	MXN	1,801,465
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	500,000		415,498

Total Mexico					2,216,963

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2022 Quarterly Report	21

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Peru - 0.1%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	90,000		$76,513

Russia - 0.6%
Russian Federal Bond - OFZ	6.000%	10/6/27	9,460,000	RUB	14,687	*(h)
Russian Federal Bond - OFZ	6.900%	5/23/29	105,522,000	RUB	163,824	*(h)
Russian Federal Bond - OFZ	7.650%	4/10/30	77,880,000	RUB	120,909	*(h)
Russian Federal Bond - OFZ	7.250%	5/10/34	240,000	RUB	373	*(h)

Total Russia					299,793

South Africa - 0.7%
Republic of South Africa Government Bond, Senior Notes	6.250%	3/31/36	9,660,000	ZAR	383,039

TOTAL SOVEREIGN BONDS (Cost - $9,087,530)					5,487,062

ASSET-BACKED SECURITIES - 9.5%
Allegany Park CLO Ltd., 2019-1A CR (3 mo. Term SOFR + 2.050%)	2.901%	1/20/35	250,000		229,655	(a)(d)
ARES XLV CLO Ltd., 2017-45A E (3 mo. USD LIBOR + 6.100%)	7.144%	10/15/30	250,000		209,180	(a)(d)
Dewolf Park CLO Ltd., 2017-1A DR (3 mo. USD LIBOR + 2.850%)	3.894%	10/15/30	280,000		265,449	(a)(d)
ECMC Group Student Loan Trust, 2020-2A A (1 mo. USD LIBOR + 1.150%)	2.774%	11/25/69	149,390		145,953	(a)(d)
Grippen Park CLO Ltd., 2017-1A E (3 mo. USD LIBOR + 5.700%)	6.763%	1/20/30	250,000		224,247	(a)(d)
Halsey Point CLO I Ltd., 2019-1A E (3 mo. USD LIBOR + 7.700%)	8.763%	1/20/33	300,000		275,876	(a)(d)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	130,000		113,100	(a)
Loanpal Solar Loan Ltd., 2021-2GS A	2.220%	3/20/48	249,534		213,124	(a)
Marathon CLO 14 Ltd., 2019-2A BA (3 mo. USD LIBOR + 3.300%)	4.363%	1/20/33	250,000		246,696	(a)(d)
MKS CLO Ltd., 2017-2A D (3 mo. USD LIBOR + 2.650%)	3.713%	1/20/31	250,000		219,256	(a)(d)
Morgan Stanley ABS Capital I Inc. Trust, 2004-NC7 M1 (1 mo. USD LIBOR + 0.855%)	2.479%	7/25/34	64,405		60,821	(d)
Morgan Stanley ABS Capital I Inc. Trust, 2004-NC8 M1 (1 mo. USD LIBOR + 0.915%)	2.539%	9/25/34	165,392		155,974	(d)
NADG NNN Operating LP, 2019-1 A	3.368%	12/28/49	148,125		141,180	(a)
Nelnet Student Loan Trust, 2013-1A A (1 mo. USD LIBOR + 0.600%)	2.224%	6/25/41	52,201		50,402	(a)(d)

See Notes to Schedule of Investments.

22	Western Asset Total Return ETF 2022 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
OZLM XVIII Ltd., 2018-18A D (3 mo. USD LIBOR + 2.850%)	3.894%	4/15/31	250,000	$221,665	(a)(d)
Regatta XI Funding Ltd., 2018-1A D (3 mo. USD LIBOR + 2.850%)	3.894%	7/17/31	250,000	234,246	(a)(d)
Sierra Timeshare Receivables Funding LLC, 2021-2A A	1.350%	9/20/38	150,941	143,034	(a)
SMB Private Education Loan Trust, 2018-C A2A	3.630%	11/15/35	67,306	66,301	(a)
SMB Private Education Loan Trust, 2018-C A2B (1 mo. USD LIBOR + 0.750%)	2.074%	11/15/35	141,400	140,318	(a)(d)
SMB Private Education Loan Trust, 2019-B A2B (1 mo. USD LIBOR + 1.000%)	2.324%	6/15/37	66,451	66,453	(a)(d)
Structured Asset Investment Loan Trust, 2005-HE1 M2 (1 mo. USD LIBOR + 0.720%)	2.344%	7/25/35	230,129	221,535	(d)
Symphony CLO XIX Ltd., 2018-19A E (3 mo. USD LIBOR + 5.200%)	6.244%	4/16/31	250,000	213,474	(a)(d)
TICP CLO II-2 Ltd., 2018-IIA C (3 mo. USD LIBOR + 2.950%)	4.013%	4/20/28	250,000	241,494	(a)(d)
Trinitas CLO XIV Ltd., 2020-14A C (3 mo. USD LIBOR + 3.000%)	4.184%	1/25/34	300,000	291,142	(a)(d)
United States Small Business Administration, 2019-20D 1	2.980%	4/1/39	22,657	22,027
Wellfleet CLO Ltd., 2017-2A C (3 mo. USD LIBOR + 3.400%)	4.463%	10/20/29	250,000	237,371	(a)(d)
Wellfleet CLO Ltd., 2017-3A C (3 mo. USD LIBOR + 2.750%)	3.794%	1/17/31	250,000	219,549	(a)(d)
Wingstop Funding LLC, 2020-1A A2	2.841%	12/5/50	407,950	362,427	(a)

TOTAL ASSET-BACKED SECURITIES (Cost - $5,591,916)				5,231,949

SENIOR LOANS - 5.3%
COMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.1%
Zayo Group Holdings Inc., Initial Dollar Term Loan (1 mo. USD LIBOR + 3.000%)	4.666%	3/9/27	61,621	56,637	(d)(i)(j)

Media - 0.5%
Charter Communications Operating LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	3.420%	2/1/27	38,998	37,096	(d)(i)(j)
Nexstar Broadcasting Inc., Term Loan B4 (1 mo. USD LIBOR + 2.500%)	4.166%	9/18/26	95,417	93,853	(d)(i)(j)

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2022 Quarterly Report	23

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	3.824%	1/31/28	150,000	$140,166	(d)(i)(j)
Virgin Media Bristol LLC, Term Loan Facility Q (1 mo. USD LIBOR + 3.250%)	4.574%	1/31/29	20,000	19,118	(d)(i)(j)

Total Media				290,233

TOTAL COMMUNICATION SERVICES				346,870

CONSUMER DISCRETIONARY - 0.9%
Hotels, Restaurants & Leisure - 0.7%
Caesars Resort Collection LLC, Term Loan B1 (1 mo. USD LIBOR + 3.500%)	5.166%	7/21/25	245,625	236,230	(d)(i)(j)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	3.374%	6/22/26	140,000	134,306	(d)(i)(j)

Total Hotels, Restaurants & Leisure				370,536

Specialty Retail - 0.2%
Harbor Freight Tools USA Inc., 2021 Refinancing Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 2.750%)	4.416%	10/19/27	126,250	111,201	(d)(i)(j)

TOTAL CONSUMER DISCRETIONARY				481,737

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Froneri U.S. Inc., Term Loan Facility B2 (1 mo. USD LIBOR + 2.250%)	3.916%	1/29/27	49,000	44,978	(d)(i)(j)

Household Products - 0.0%††
Energizer Holdings Inc., Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 2.250%)	3.875%	12/22/27	18,254	17,284	(d)(i)(j)

TOTAL CONSUMER STAPLES				62,262

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Pilot Travel Centers LLC, Initial Term Loan B (1 mo. USD LIBOR + 2.000%)	3.625%	8/4/28	88,776	84,892	(d)(i)(j)

FINANCIALS - 1.6%
Diversified Financial Services - 1.3%
Allied Universal Holdco LLC, Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 3.750%)	5.416%	5/12/28	76,145	69,641	(d)(i)(j)
Castlelake Aviation One Designated Activity Co., Initial Term Loan (3 mo. USD LIBOR + 2.750%)	4.579%	10/22/26	69,226	66,059	(d)(i)(j)

See Notes to Schedule of Investments.

24	Western Asset Total Return ETF 2022 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - (continued)
Citadel Securities LP, 2021 Term Loan (1 mo. Term SOFR + 2.614%)	4.140%	2/2/28	136,868	$131,350	(d)(i)(j)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (the greater of 1 mo. Term SOFR or 1.000% + 3.750%)	5.275%	4/9/27	107,800	100,658	(d)(i)(j)
Setanta Aircraft Leasing DAC, Term Loan (3 mo. USD LIBOR + 2.000%)	4.250%	11/5/28	110,000	104,409	(d)(i)(j)
UFC Holdings LLC, Term Loan B3 (the greater of 6 mo. USD LIBOR or 0.750% + 2.750%)	3.500%	4/29/26	181,037	168,184	(d)(i)(j)
VFH Parent LLC, Initial Term Loan (the greater of 1 mo. Term SOFR or 0.500% + 3.000%)	4.434%	1/13/29	50,000	47,271	(d)(i)(j)

Total Diversified Financial Services				687,572

Insurance - 0.0%††
Asurion LLC, Replacement Term Loan B6 (1 mo. USD LIBOR + 3.125%)	4.791%	11/3/23	15,970	15,311	(d)(i)(j)

Mortgage Real Estate Investment Trusts (REITs) - 0.3%
Apollo Commercial Real Estate Finance Inc., Initial Term Loan (3 mo. USD LIBOR + 2.750%)	4.416%	5/15/26	206,279	185,135	(d)(i)(j)

TOTAL FINANCIALS				888,018

HEALTH CARE - 0.9%
Health Care Providers & Services - 0.9%
Global Medical Response Inc., 2020 Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 4.250%)	5.250%	10/2/25	88,650	82,279	(d)(i)(j)
Phoenix Newco Inc., First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 3.250%)	4.916%	11/15/28	249,375	233,664	(d)(i)(j)
Sterigenics-Nordion Holdings LLC, Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 2.750%)	4.416%	12/11/26	110,000	104,363	(d)(i)(j)
WP CityMD Bidco LLC, Refinance Term Loan (3 mo. USD LIBOR + 3.250%)	5.500%	12/22/28	87,481	82,232	(d)(i)(j)

TOTAL HEALTH CARE				502,538

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2022 Quarterly Report	25

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INDUSTRIALS - 0.8%
Airlines - 0.4%
Air Canada, Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.500%)	4.250%	8/11/28	40,000	$36,700	(d)(i)(j)(k)
Delta Air Lines Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.813%	10/20/27	90,000	89,353	(d)(i)(j)
United Airlines Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	5.392%	4/21/28	79,000	73,223	(d)(i)(j)

Total Airlines				199,276

Building Products - 0.1%
Hunter Douglas Holding BV, Term Loan B1 (the greater of 1 mo. Term SOFR or 0.500% + 3.500%)	4.842%	2/26/29	50,000	42,907	(d)(i)(j)

Commercial Services & Supplies - 0.3%
Ali Group SRL, Term Loan B	-	10/13/28	100,000	95,350	(l)
APi Group DE Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	3.560%	10/1/26	46,970	45,111	(d)(i)(j)
Mister Car Wash Holdings Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.000%)	4.666%	5/14/26	51,586	48,642	(d)(i)(j)

Total Commercial Services & Supplies				189,103

TOTAL INDUSTRIALS				431,286

INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment, Instruments & Components - 0.1%
II-VI Inc., Term Loan B	-	12/8/28	80,000	76,500	(l)

Software - 0.1%
Cloudera Inc., Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 3.750%)	5.416%	10/8/28	39,900	36,608	(d)(i)(j)

TOTAL INFORMATION TECHNOLOGY				113,108

TOTAL SENIOR LOANS (Cost - $3,079,420)				2,910,711

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 3.2%
U.S. Government Obligations - 3.2%
U.S. Treasury Bonds	3.625%	8/15/43	30,000	30,790
U.S. Treasury Bonds	3.625%	2/15/44	84,000	86,185
U.S. Treasury Bonds	1.875%	2/15/51	50,000	37,506
U.S. Treasury Bonds	2.000%	8/15/51	100,000	77,285
U.S. Treasury Bonds	1.875%	11/15/51	352,000	264,110
U.S. Treasury Bonds	2.875%	5/15/52	190,000	179,461
U.S. Treasury Notes	0.250%	11/15/23	10,000	9,637
U.S. Treasury Notes	0.250%	6/30/25	100,000	92,070
U.S. Treasury Notes	3.250%	6/30/29	940,000	951,162

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $1,873,896)				1,728,206

See Notes to Schedule of Investments.

26	Western Asset Total Return ETF 2022 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
PURCHASED OPTIONS - 1.0%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.4%
U.S. Treasury 5-Year Notes Futures , Put @ $112.00		7/1/22	34	34,000	$3,453
90-Day Eurodollar Futures, Call @ $97.00		12/19/22	20	50,000	6,875
90-Day Eurodollar Futures, Call @ $98.63		12/19/22	117	292,500	5,119
90-Day Eurodollar Futures, Call @ $98.50		6/19/23	174	435,000	35,888
Eurodollar 1-Year Mid Curve Futures, Call @ $96.75		7/15/22	84	210,000	33,600
Eurodollar 1-Year Mid Curve Futures, Call @ $97.38		7/15/22	129	322,500	4,838
Eurodollar 1-Year Mid Curve Futures, Call @ $97.00		9/16/22	71	177,500	41,269
U.S. Treasury 5-Year Notes Futures, Call @ $112.00		7/1/22	55	55,000	19,336
U.S. Treasury 5-Year Notes Futures, Call @ $111.75		7/8/22	48	48,000	34,500
U.S. Treasury 5-Year Notes Futures, Call @ $112.00		7/8/22	24	24,000	13,500
U.S. Treasury 5-Year Notes Futures, Put @ $110.00		7/8/22	24	24,000	375
U.S. Treasury 5-Year Notes Futures, Put @ $110.25		7/8/22	48	48,000	1,125
U.S. Treasury 10-Year Notes Futures, Call @ $117.00		7/22/22	7	7,000	13,453

Total Exchange-Traded Purchased Options (Cost - $275,597)					213,331

	COUNTERPARTY
OTC PURCHASED OPTIONS - 0.6%
Credit default swaption to sell protection on Markit CDX.NA.HY.38 Index , Call @ 101.50bps	BNP Paribas SA	7/20/22	830,000	830,000	304
Credit default swaption to sell protection on Markit CDX.NA.HY.38 Index , Call @ 103.00bps	Morgan Stanley & Co. Inc.	7/20/22	840,000	840,000	246
Credit default swaption to sell protection on Markit CDX.NA.IG.38 Index , Call @ 90.00bps	BNP Paribas SA	8/17/22	2,300,000	2,300,000	2,641

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2022 Quarterly Report	27

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE

OTC PURCHASED OPTIONS - (continued)
Interest rate swaption, Put @ 178.00bps	BNP Paribas SA	7/7/22	780,000	780,000	$132,101
Interest rate swaption, Put @ 180.00bps	BNP Paribas SA	7/7/22	2,040,000	2,040,000	173,005

TOTAL OTC PURCHASED OPTIONS (Cost - $89,341)					308,297

TOTAL PURCHASED OPTIONS (Cost - $364,938)					521,628

				SHARES
INVESTMENTS IN UNDERLYING FUNDS - 0.2%
Invesco Senior Loan ETF (Cost - $139,265)				6,500	131,755

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $65,136,709)					56,601,948

		RATE	MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 6.0%
COMMERCIAL PAPER - 0.5%
Federal Home Loan Bank (FHLB), Discount Notes (Cost - $303,675)		2.801%	3/24/23	310,000	303,799	(m)

				SHARES
OVERNIGHT DEPOSITS - 5.5%
BNY Mellon Cash Reserve Fund (Cost - $2,994,307)		0.450%		2,994,307	2,994,307

TOTAL SHORT-TERM INVESTMENTS (Cost - $3,297,982)					3,298,106

TOTAL INVESTMENTS - 109.2% (Cost - $68,434,691)					59,900,054
Liabilities in Excess of Other Assets - (9.2)%					(5,063,417)

TOTAL NET ASSETS - 100.0%					$54,836,637

See Notes to Schedule of Investments.

28	Western Asset Total Return ETF 2022 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	June 30, 2022

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)	This security is traded on a to-be-announced (“TBA”) basis. At June 30, 2022, the Fund held TBA securities with a total cost of $4,248,179.

(g)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(h)	The coupon payment on this security is currently in default as of June 30, 2022.

(i)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(j)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(k)	Security is valued using significant unobservable inputs (Note 1).

(l)	All or a portion of this loan is unfunded as of June 30, 2022. The interest rate for fully unfunded term loans is to be determined.

(m)	Rate shown represents yield-to-maturity.

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2022 Quarterly Report	29

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	June 30, 2022

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities
bps	— basis point spread (100 basis points = 1.00%)
CAS	— Connecticut Avenue Securities
CDO	— Collateralized Debt Obligation
CLO	— Collateralized Loan Obligation
ETF	— Exchange-Traded Fund
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar
ZAR	— South African Rand

SCHEDULE OF WRITTEN OPTIONS Exchange-Traded Written Options
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
3-Month SOFR Futures, Call	6/16/23	$97.25	28	$70,000	$(28,000)
3-Month SOFR Futures, Call	9/15/23	98.25	71	177,500	(39,494)
3-Month SOFR Futures, Call	9/15/23	98.75	215	537,500	(68,531)
U.S. Treasury 5-Year Notes Futures, Call	7/1/22	112.50	34	34,000	(3,719)
90-Day Eurodollar Futures, Call	12/19/22	96.50	24	60,000	(17,250)
90-Day Eurodollar Futures, Call	12/19/22	97.50	81	202,500	(13,669)
90-Day Eurodollar Futures, Call	12/19/22	98.00	81	202,500	(7,087)
90-Day Eurodollar Futures, Call	12/19/22	98.13	47	117,500	(3,525)
90-Day Eurodollar Futures, Call	12/19/22	98.38	70	175,000	(3,938)
90-Day Eurodollar Futures, Call	12/19/22	98.88	214	535,000	(6,687)
90-Day Eurodollar Futures, Call	6/19/23	97.13	37	92,500	(33,531)
90-Day Eurodollar Futures, Call	6/19/23	98.00	174	435,000	(64,162)
90-Day Eurodollar Futures, Put	12/19/22	98.13	47	117,500	(215,319)
90-Day Eurodollar Futures, Put	12/19/22	98.38	117	292,500	(606,937)
Eurodollar 1-Year Mid Curve Futures, Call	9/16/22	97.50	185	462,500	(43,937)
U.S. Treasury 5-Year Notes Futures, Call	7/8/22	111.00	24	24,000	(31,688)
U.S. Treasury 5-Year Notes Futures, Call	7/22/22	111.50	7	7,000	(7,602)
U.S. Treasury 5-Year Notes Futures, Call	7/22/22	112.00	7	7,000	(5,414)
U.S. Treasury 5-Year Notes Futures, Put	7/8/22	111.00	24	24,000	(1,688)
U.S. Treasury 5-Year Notes Futures, Put	8/26/22	108.50	94	94,000	(11,750)

See Notes to Schedule of Investments.

30	Western Asset Total Return ETF 2022 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SCHEDULE OF WRITTEN OPTIONS (cont’d)

SECURITY		EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†		VALUE
U.S. Treasury 10-Year Notes Futures, Call		7/22/22	$118.00		8	$8,000		$(9,875)
U.S. Treasury 10-Year Notes Futures, Call		7/22/22	123.00		39	39,000		(2,438)
U.S. Treasury 10-Year Notes Futures, Call		7/22/22	123.50		39	39,000		(1,828)
U.S. Treasury 10-Year Notes Futures, Call		8/26/22	120.00		6	6,000		(5,437)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $752,993)								$(1,233,506)

OTC WRITTEN OPTIONS

	COUNTERPARTY
Credit default swaption to sell protection on Markit CDX.NA.HY.38 Index, Put	BNP Paribas SA	7/20/22	94.50	bps	830,000	$830,000	‡	$(4,714)
Credit default swaption to sell protection on Markit CDX.NA.HY.38 Index, Put	Morgan Stanley & Co. Inc.	7/20/22	95.00	bps	840,000	840,000	‡	(5,742)
Credit default swaption to sell protection on Markit CDX.NA.IG.38 Index, Put	BNP Paribas SA	8/17/22	120.00	bps	2,300,000	2,300,000	‡	(5,235)
Interest rate swaption, Put	BNP Paribas SA	7/7/22	132.30	bps	10,300,000	10,300,000		(329,443)
Interest rate swaption, Put	BNP Paribas SA	7/7/22	160.00	bps	3,830,000	3,830,000		(207,161)

TOTAL OTC WRITTEN OPTIONS (Premiums received - $88,955)								$(552,295)

TOTAL WRITTEN OPTIONS (Premiums received - $841,948)								$(1,785,801)

†	Notional amount denominated in U.S. dollar unless otherwise noted.

‡

In the event an option is exercised and a credit event occurs as defined under the terms of the swap agreement, the notional amount is the maximum potential amount that could be required to be paid as a seller of credit protection or received as a buyer of credit protection.

Abbreviation(s) used in this schedule:

bps	— basis point spread (100 basis points = 1.00%)
SOFR	— Secured Overnight Financing Rate

At June 30, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month Euribor	16	12/22	$4,152,543	$4,134,129	$(18,414)
3-Month SOFR	13	9/23	3,138,027	3,146,812	8,785
90-Day Eurodollar	202	12/22	48,949,824	48,636,550	(313,274)
90-Day Eurodollar	17	6/23	4,103,934	4,104,013	79
90-Day Eurodollar	51	12/23	12,518,357	12,355,387	(162,970)
Australian 10-Year Bonds	7	9/22	576,500	572,307	(4,193)

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2022 Quarterly Report	31

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	June 30, 2022

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy continued
Euro-Bobl	3	9/22	$394,359	$389,503	$(4,856)
Euro-OAT	3	9/22	447,977	434,479	(13,498)
U.S. Treasury 5-Year Notes	284	9/22	31,917,692	31,879,000	(38,692)
U.S. Treasury Long-Term Bonds	76	9/22	10,613,788	10,535,500	(78,288)
U.S. Treasury Ultra Long- Term Bonds	28	9/22	4,371,706	4,321,625	(50,081)

					(675,402)

Contracts to Sell:
3-Month SOFR	11	9/22	2,666,062	2,668,738	(2,676)
90-Day Eurodollar	35	3/25	8,564,007	8,503,250	60,757
Euro-Bund	7	9/22	1,133,966	1,088,795	45,171
U.S. Treasury 2-Year Notes	119	9/22	25,011,755	24,991,859	19,896
U.S. Treasury 10-Year Notes	361	9/22	42,993,607	42,789,781	203,826
U.S. Treasury Ultra 10-Year Notes	19	9/22	2,436,844	2,420,125	16,719
United Kingdom Long Gilt Bonds	6	9/22	863,217	830,539	32,678

					376,371

Net unrealized depreciation on open futures contracts					$(299,031)

Abbreviation(s) used in this table:

OAT	— Obligations Assimilables du Trésor (French Treasury Bonds)
SOFR	— Secured Overnight Financing Rate

At June 30, 2022, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
COP	508,148,260	USD	134,220	BNP Paribas SA	7/19/22	$(12,545)
AUD	2,156,106	USD	1,612,843	Citibank N.A.	7/19/22	(129,975)
CAD	1,000,000	USD	799,252	Citibank N.A.	7/19/22	(24,051)
CAD	1,610,414	USD	1,289,157	Citibank N.A.	7/19/22	(40,762)
CNH	338,031	USD	49,911	Citibank N.A.	7/19/22	496
EUR	16,461	NOK	170,386	Citibank N.A.	7/19/22	38
EUR	22,274	NOK	230,395	Citibank N.A.	7/19/22	(54)
EUR	22,748	NOK	230,655	Citibank N.A.	7/19/22	(640)
EUR	27,545	NOK	287,760	Citibank N.A.	7/19/22	94
EUR	46,001	NOK	454,985	Citibank N.A.	7/19/22	(430)

See Notes to Schedule of Investments.

32	Western Asset Total Return ETF 2022 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	June 30, 2022

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	50,398	NOK	515,041	Citibank N.A.	7/19/22	$(506)
EUR	75,423	NOK	744,389	Citibank N.A.	7/19/22	(1,714)
EUR	543,833	USD	594,359	Citibank N.A.	7/19/22	(25,071)
IDR	439,261,191	USD	30,242	Citibank N.A.	7/19/22	(764)
MXN	2,050,192	USD	99,504	Citibank N.A.	7/19/22	1,753
MXN	2,729,908	USD	134,942	Citibank N.A.	7/19/22	(115)
MXN	2,900,157	USD	147,015	Citibank N.A.	7/19/22	(3,780)
MXN	3,250,000	USD	164,499	Citibank N.A.	7/19/22	(3,986)
MXN	3,397,102	USD	163,502	Citibank N.A.	7/19/22	4,277
MXN	3,407,828	USD	163,833	Citibank N.A.	7/19/22	4,475
MXN	5,538,058	USD	267,401	Citibank N.A.	7/19/22	6,117
NZD	470,000	USD	326,031	Citibank N.A.	7/19/22	(33,855)
USD	4,699	AUD	6,500	Citibank N.A.	7/19/22	229
USD	20,780	AUD	30,000	Citibank N.A.	7/19/22	148
USD	24,408	AUD	35,000	Citibank N.A.	7/19/22	337
USD	45,947	AUD	66,316	Citibank N.A.	7/19/22	338
USD	61,266	AUD	88,956	Citibank N.A.	7/19/22	87
USD	64,946	AUD	89,823	Citibank N.A.	7/19/22	3,170
USD	76,360	AUD	110,019	Citibank N.A.	7/19/22	694
USD	126,331	AUD	177,493	Citibank N.A.	7/19/22	4,260
USD	138,266	AUD	197,645	Citibank N.A.	7/19/22	2,336
USD	206,597	AUD	288,531	Citibank N.A.	7/19/22	8,159
USD	53,867	CAD	69,339	Citibank N.A.	7/19/22	115
USD	69,656	CAD	87,675	Citibank N.A.	7/19/22	1,690
USD	72,707	CAD	93,653	Citibank N.A.	7/19/22	107
USD	90,577	CAD	117,201	Citibank N.A.	7/19/22	(277)
USD	161,482	CAD	207,582	Citibank N.A.	7/19/22	565
USD	260,960	CAD	334,001	Citibank N.A.	7/19/22	2,043
USD	406,447	CAD	527,085	Citibank N.A.	7/19/22	(2,149)
USD	13,988	GBP	11,527	Citibank N.A.	7/19/22	(16)
USD	148,679	IDR	2,142,609,404	Citibank N.A.	7/19/22	4,893
USD	285,798	IDR	4,110,630,000	Citibank N.A.	7/19/22	9,942
USD	58,509	JPY	7,820,962	Citibank N.A.	7/19/22	873
USD	79,484	JPY	10,372,287	Citibank N.A.	7/19/22	3,046
USD	208,176	MXN	4,300,000	Citibank N.A.	7/19/22	(4,196)
USD	1,267,062	MXN	25,500,000	Citibank N.A.	7/19/22	7,646
USD	17,193	NOK	170,386	Citibank N.A.	7/19/22	(59)
USD	23,371	NOK	230,395	Citibank N.A.	7/19/22	42
USD	24,452	NOK	230,655	Citibank N.A.	7/19/22	1,097

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2022 Quarterly Report	33

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	June 30, 2022

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	28,741	NOK	287,760	Citibank N.A.	7/19/22	$(396)
USD	48,584	NOK	454,985	Citibank N.A.	7/19/22	2,515
USD	53,262	NOK	515,041	Citibank N.A.	7/19/22	1,112
USD	80,668	NOK	744,389	Citibank N.A.	7/19/22	5,295
USD	9,330	NZD	14,912	Citibank N.A.	7/19/22	60
USD	12,829	NZD	20,629	Citibank N.A.	7/19/22	5
USD	15,702	NZD	25,155	Citibank N.A.	7/19/22	64
USD	26,490	NZD	41,779	Citibank N.A.	7/19/22	518
USD	28,160	NZD	43,145	Citibank N.A.	7/19/22	1,339
USD	40,034	NZD	60,864	Citibank N.A.	7/19/22	2,197
GBP	61,454	USD	80,289	Goldman Sachs Group Inc.	7/19/22	(5,631)
GBP	155,000	USD	194,383	Goldman Sachs Group Inc.	7/19/22	(6,079)
JPY	245,492,101	USD	1,986,504	Goldman Sachs Group Inc.	7/19/22	(177,370)
USD	18,665	GBP	15,382	Goldman Sachs Group Inc.	7/19/22	(23)
USD	23,292	GBP	19,295	Goldman Sachs Group Inc.	7/19/22	(149)
USD	29,103	GBP	23,274	Goldman Sachs Group Inc.	7/19/22	828
USD	34,537	GBP	27,896	Goldman Sachs Group Inc.	7/19/22	647
USD	48,471	GBP	38,408	Goldman Sachs Group Inc.	7/19/22	1,810
USD	76,721	JPY	10,467,461	Goldman Sachs Group Inc.	7/19/22	(418)
USD	97,233	JPY	13,062,987	Goldman Sachs Group Inc.	7/19/22	967
USD	161,066	JPY	20,605,114	Goldman Sachs Group Inc.	7/19/22	9,218
USD	182,858	JPY	23,783,422	Goldman Sachs Group Inc.	7/19/22	7,588
USD	263,353	JPY	33,443,233	Goldman Sachs Group Inc.	7/19/22	16,896
CNH	312,070	USD	47,101	JPMorgan Chase & Co.	7/19/22	(565)
CNH	507,617	USD	76,656	JPMorgan Chase & Co.	7/19/22	(961)
INR	42,604,817	USD	554,656	JPMorgan Chase & Co.	7/19/22	(15,966)
USD	604,846	CNH	3,869,318	JPMorgan Chase & Co.	7/19/22	27,855
USD	25,303	IDR	365,221,268	JPMorgan Chase & Co.	7/19/22	794
USD	16,816	INR	1,318,396	JPMorgan Chase & Co.	7/19/22	147
USD	22,204	INR	1,755,632	JPMorgan Chase & Co.	7/19/22	5
USD	22,433	INR	1,750,031	JPMorgan Chase & Co.	7/19/22	305
USD	28,052	INR	2,197,490	JPMorgan Chase & Co.	7/19/22	268
USD	44,105	INR	3,410,194	JPMorgan Chase & Co.	7/19/22	987
USD	49,744	INR	3,879,551	JPMorgan Chase & Co.	7/19/22	692
USD	72,065	INR	5,575,699	JPMorgan Chase & Co.	7/19/22	1,567
NOK	5,642,000	USD	649,484	Morgan Stanley & Co. Inc.	7/19/22	(78,207)
USD	275,712	EUR	251,727	Morgan Stanley & Co. Inc.	7/19/22	12,202
USD	216,301	MXN	4,472,000	Morgan Stanley & Co. Inc.	7/19/22	(4,566)

See Notes to Schedule of Investments.

34	Western Asset Total Return ETF 2022 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	June 30, 2022

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	610,395	MXN	12,304,646	Morgan Stanley & Co. Inc.	7/19/22	$2,683
USD	667,625	MXN	13,596,390	Morgan Stanley & Co. Inc.	7/19/22	(3,885)

Total						$(411,530)

Abbreviation(s) used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
CNH	— Chinese Offshore Yuan
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
USD	— United States Dollar

At June 30, 2022, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
$2,030,000	11/18/23	3.970%**	CPURNSA**	$(11,063)	$72,137
15,900,000	5/5/24	3-Month LIBOR quarterly	1.300% semi-annually	—	(546,910)
11,054,000	6/4/24	3-Month LIBOR quarterly	0.820% semi-annually	—	(255,799)
9,980,000	9/17/26	CPURNSA**	2.723%**	35,543	(540,214)
2,030,000	11/18/26	CPURNSA**	3.370%**	26,588	(57,214)
2,310,000	11/20/26	1.52% annually	Daily SOFR annually	(3,726)	75,428
1,186,000	3/4/27	Daily SOFR annually	1.550% annually	(1,841)	(61,043)
12,500,000	3/16/27	3-Month LIBOR quarterly	1.160% semi-annually	—	(1,027,096)
886,000	5/15/27	0.710% annually	Daily SOFR annually	—	82,707
853,000	8/15/28	1.130% annually	Daily SOFR annually	(118)	77,851

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2022 Quarterly Report	35

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	June 30, 2022

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	$690,000	2/15/29	2.850% annually	Daily SOFR annually	$2,738	$(7,153)
	6,516,000	4/30/29	3.270% annually	Daily SOFR annually	(5,257)	(188,430)
	583,000	3/18/32	2.000% annually	Daily SOFR annually	4,588	33,767
	3,350,000	5/5/32	1.890% semi-annually	3-Month LIBOR quarterly	—	333,631

Total	$69,868,000				$47,452	$(2,008,338)

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]		TERMINATION DATE	IMPLIED CREDIT SPREAD AT JUNE 30, 2022[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
BNP Paribas SA (Volkswagen International Finance NV, 0.875%, due 1/16/23)	530,000	EUR	12/20/24	1.268%	1.000% quarterly	$(3,603)	$6,734	$(10,337)

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[4]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]		TERMINATION DATE	IMPLIED CREDIT SPREAD AT JUNE 30, 2022[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
BNP Paribas SA (Daimler AG, 1.400%, due 1/12/24	530,000	EUR	12/20/24	0.719%	1.000% quarterly	$(3,819)	$(6,293)	$2,474

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
MARKIT CDX.NA.HY.38 Index	$1,274,130	6/20/27	5.000% quarterly	$(38,374)	$14,000	$(52,374)

See Notes to Schedule of Investments.

36	Western Asset Total Return ETF 2022 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	June 30, 2022

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION1 (cont’d)
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
MARKIT CDX.NA.IG.38 Index	$6,670,000	6/20/27	1.000% quarterly	$(3,081)	$80,557	$(83,638)
MARKIT CDX.NA.IG.38 Index	2,131,000	6/20/32	1.000% quarterly	(55,922)	(12,402)	(43,520)

Total	$10,075,130			$(97,377)	$82,155	$(179,532)

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[5]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

**	One time payment made at termination date.

Abbreviation(s) used in this table:

CPURNSA	— U.S. CPI Urban Consumers NSA Index
EUR	— Euro
LIBOR	— London Interbank Offered Rate
SOFR	— Secured Overnight Financing Rate

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2022 Quarterly Report	37

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	June 30, 2022

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

38	Western Asset Total Return ETF 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Total Return ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units generally are issued and redeemed in cash. However, Creation Units may also be issued and redeemed partially in-kind for a basket of securities and partially in cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices

39

Notes to Schedule of Investments (unaudited) (cont’d)

supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

40

Notes to Schedule of Investments (unaudited) (cont’d)

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$21,739,667	—	$21,739,667
Mortgage-Backed Securities	—	12,436,232	—	12,436,232
Collateralized Mortgage Obligations	—	6,414,738	—	6,414,738
Sovereign Bonds	—	5,487,062	—	5,487,062
Asset-Backed Securities	—	5,231,949	—	5,231,949
Senior Loans:
Industrials	—	394,586	$36,700	431,286
Other Senior Loans	—	2,479,425	—	2,479,425
U.S. Government & Agency Obligations	—	1,728,206	—	1,728,206
Purchased Options:
Exchange-Traded Purchased Options	$213,331	—	—	213,331
OTC Purchased Options	—	308,297	—	308,297
Investments in Underlying Funds	131,755	—	—	131,755

Total Long-Term Investments	345,086	56,220,162	36,700	56,601,948

41

Notes to Schedule of Investments (unaudited) (cont’d)

ASSETS (cont’d)
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-Term Investments†:
Commercial Paper	—	$303,799	—	$303,799
Overnight Deposits	—	2,994,307	—	2,994,307

Total Short-Term Investments	—	3,298,106	—	3,298,106

Total Investments	$345,086	$59,518,268	$36,700	$59,900,054

Other Financial Instruments:
Futures Contracts††	$387,911	—	—	$387,911
Forward Foreign Currency Contracts††	—	$167,631	—	167,631
Centrally Cleared Interest Rate Swaps††	—	675,521	—	675,521

Total Other Financial Instruments	$387,911	$843,152	—	$1,231,063

Total	$732,997	$60,361,420	$36,700	$61,131,117

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$1,233,506	—	—	$1,233,506
OTC Written Options	—	$552,295	—	552,295
Futures Contracts††	686,942	—	—	686,942
Forward Foreign Currency Contracts††	—	579,161	—	579,161
Centrally Cleared Interest Rate Swaps††	—	2,683,859	—	2,683,859
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	3,603	—	3,603
OTC Credit Default Swaps on Corporate Issues - Buy Protection‡	—	3,819	—	3,819
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	179,532	—	179,532

Total	$1,920,448	$4,002,269	—	$5,922,717

42

Notes to Schedule of Investments (unaudited) (cont’d)

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡	Value includes any premium paid or received with respect to swap contracts.

43